Short-Term Loans (Details) - Schedule of corporate or personal guarantees loans	Dec. 31, 2021 USD ($)
Pledged by cash deposit of RMB300,000 (approximately $43,000) from Gaochuang, real property of Rongfeng Cui and Yanjuan Wang, former CEO of the Company and his wife, and land use right and real property of Qingdao Saike Environmental Technology Co., Ltd; Guaranteed by Rongfeng Cui, Yanjuan Wang and Gaochuang.[Member]
Short-Term Loans (Details) - Schedule of corporate or personal guarantees loans [Line Items]
Corporate or personal guarantees provided for loans	$ 572,976
Pledged by real property of the Company and real property of Rongfeng Cui; Guaranteed by Rongfeng Cui and Yanjuan Wang [Member]
Short-Term Loans (Details) - Schedule of corporate or personal guarantees loans [Line Items]
Corporate or personal guarantees provided for loans	1,541,857
Guaranteed by Rongfeng Cui and Yanjuan Wang [Member]
Short-Term Loans (Details) - Schedule of corporate or personal guarantees loans [Line Items]
Corporate or personal guarantees provided for loans	3,136,910
Pledged by restricted cash of RMB300,000 (approximately $47,054), four patents and certain equipment of the Company; Guaranteed by Rongfeng Cui, Yanjuan Wang and Qingdao Saike Environmental Technology Co., Ltd. [Member]
Short-Term Loans (Details) - Schedule of corporate or personal guarantees loans [Line Items]
Corporate or personal guarantees provided for loans	$ 188,607